Financial Risk Management - Schedule of Current Credit Risk Grading Framework (Details)	6 Months Ended
Dec. 31, 2025
I [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Definition of category	Counterparty has a low risk of default and does not have any past-due amounts.
Basis for recognising expected credit loss (ECL)	12-month ECL
II [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Definition of category	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.
Basis for recognising expected credit loss (ECL)	Lifetime ECL – not credit impaired
III [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Definition of category	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).
Basis for recognising expected credit loss (ECL)	Lifetime ECL – credit-impaired
IV [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Definition of category	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.
Basis for recognising expected credit loss (ECL)	Amount is written off